Fair value measurements - Schedule of Level 3 Restricted Sponsor Shares and Price Adjustment Shares (Details) - Level 3 - $ / shares		12 Months Ended
	Sep. 13, 2024	Dec. 31, 2023
Restricted Sponsor Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)	1,500,000	7,500,000
Reverse Recapitalization, Contingent Consideration, Equity, Remaining Exercise Period	3 years 11 months 15 days	4 years 7 months 28 days
Restricted Sponsor Shares [Member] | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in usd per share)	$ 30.0	$ 12.5
Share value (in usd per share)	$ 12.52	3.62
Restricted Sponsor Shares [Member] | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in usd per share)		30.0
Share value (in usd per share)		$ 7.17
Price Adjustment Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of shares (in shares)	5,000,000	15,000,000
Reverse Recapitalization, Contingent Consideration, Equity, Remaining Exercise Period	1 year 11 months 15 days	2 years 7 months 28 days
Price Adjustment Shares [Member] | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in usd per share)	$ 17.5	$ 12.5
Share value (in usd per share)	$ 15.97	4.47
Price Adjustment Shares [Member] | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in usd per share)		17.5
Share value (in usd per share)		$ 6.31